Financial assets, liabilities and financial results (telecom activities) - Market value of derivatives - Additional information (Details) - Operating segments [member] - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Economic hedges [member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange effect	€ (35)	€ 140	€ 90
Telecom activities and Mobile Financial Services [member] | Economic hedges [member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange effect		70	165
Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives held for trading	95	176	(79)
Telecom activities, operating segment [member] | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange effect	635	694	657
Telecom activities, operating segment [member] | Economic hedges [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives held for trading	€ 56	€ 64	€ 18